Exchange rates	12 Months Ended
Dec. 31, 2022
Exchange rates
Exchange rates

26 Exchange rates

The following exchange rates have been applied in preparing the consolidated financial statements:

				Statement of
	Income statement			financial position
	2020	2021	2022	2021	2022
Euro to sterling	1.12	1.16	1.17	1.19	1.13
US dollar to sterling	1.28	1.38	1.24	1.35	1.21